Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.2%
Gulf Warehousing Co.	875,247	$1,187,835

Banks — 46.5%
Commercial Bank PSQC (The)	3,223,675	3,779,781
Doha Bank QPSC(a)	3,279,983	2,077,617
Masraf Al Rayan QSC	5,543,242	6,379,958
Qatar First Bank(a)	2,265,157	1,023,900
Qatar International Islamic Bank QSC	1,308,268	3,129,264
Qatar Islamic Bank SAQ	1,749,410	7,855,841
Qatar National Bank QPSC	4,313,630	20,603,106

		44,849,467

Chemicals — 3.9%
Mesaieed Petrochemical Holding Co.	6,727,125	3,791,487

Construction Materials — 0.7%
Qatar National Cement Co. QSC	655,004	721,917

Diversified Financial Services — 0.8%
Salam International Investment Ltd. QSC(a)	4,632,132	752,878

Diversified Telecommunication Services — 3.0%
Ooredoo QPSC	1,565,455	2,852,419

Energy Equipment & Services — 1.2%
Gulf International Services QSC(a)	2,811,634	1,159,515

Food & Staples Retailing — 1.6%
Al Meera Consumer Goods Co. QSC	263,983	1,494,243

Food Products — 1.1%
Baladna	2,151,558	1,083,898

Health Care Providers & Services — 1.2%
Medicare Group	478,902	1,182,539

Industrial Conglomerates — 10.8%
Aamal Co.	4,189,370	959,829
Industries Qatar QSC	2,741,086	8,127,209
Mannai Corp. QSC	526,833	430,981
Qatar Industrial Manufacturing Co. QSC	1,001,344	873,679

		10,391,698

Insurance — 2.2%
Qatar Insurance Co. SAQ	3,018,924	2,075,002

Security	Shares	Value

Marine — 2.2%
Qatar Navigation QSC	1,214,638	$2,083,219

Metals & Mining — 1.8%
Qatar Aluminum Manufacturing Co.	6,670,439	1,720,650

Multi-Utilities — 4.5%
Qatar Electricity & Water Co. QSC	885,949	4,296,017

Oil, Gas & Consumable Fuels — 7.8%
Qatar Fuel QSC	780,360	3,891,283
Qatar Gas Transport Co. Ltd.	4,205,102	3,671,247

		7,562,530

Real Estate Management & Development — 7.7%
Barwa Real Estate Co.	3,564,243	3,171,312
Ezdan Holding Group QSC(a)	3,951,864	1,724,546
Mazaya Real Estate Development QPSC(a)	2,703,637	859,917
United Development Co. QSC	4,182,352	1,713,524

		7,469,299

Wireless Telecommunication Services — 1.6%
Vodafone Qatar QSC	4,249,033	1,544,999

Total Common Stocks — 99.8% (Cost: $83,728,819)		96,219,612

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	130,000	130,000

Total Short-Term Investments — 0.1% (Cost: $130,000)		130,000

Total Investments in Securities — 99.9% (Cost: $83,858,819)		96,349,612

Other Assets, Less Liabilities — 0.1%		73,258

Net Assets — 100.0%		$96,422,870

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$100,000	(a)	$—	$—	$—	$130,000	130,000	$19	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Qatar ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	1	12/18/20	$60	$(1,012)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$96,219,612	$—	$—	$96,219,612
Money Market Funds	130,000	—	—	130,000

	$96,349,612	$—	$—	$96,349,612

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,012)	$—	$—	$(1,012)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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